Prepayments, Receivables and Other Assets (Details) - USD ($)	Sep. 30, 2019	Mar. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Staff IOU	$ 1,827,152	$ 670,619
Others	195,617	36,718
Prepayments, receivables and other assets, Total	$ 2,022,769	$ 707,337